LEASE - Operating leases - Maturities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
LEASE
2023	$ 10,798
2024	7,216
2025	5,580
2026	5,155
2027	3,666
Thereafter	33,133
Total future minimum lease payments	$ 65,548